Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

Note X—Quarterly Financial Information (Unaudited)

        We have set forth below selected quarterly financial data for the years ended December 31, 2011 and 2010. The following quarterly financial information for each of the three months ended and at March 31, June 30, September 30, and December 31, 2011 and 2010 is unaudited. As stated in Note A—Basis of Preparation, the classification of certain revenue and expense amounts in our prior period financial statements were revised to conform to current period presentation, reflecting the basis of our assets and liabilities used by AIG. We have presented these amounts separately below, both as reported and as revised, for AIG's basis in our assets and liabilities.

As previously reported:

	Quarter
	First	Second	Third		Fourth	Total
	(Dollars in thousands)
Year Ended December 31, 2011
Total Revenues	$1,168,513	$1,125,532	$1,123,153		N/A	N/A
Pre-tax (Loss) Income(a)	117,362	106,057	(1,272,426)		N/A	N/A
Net (Loss) Income(a)	73,721	72,680	(837,685)		N/A	N/A
Year Ended December 31, 2010
Total Revenues	$1,244,132	$1,172,644	$1,211,535		$1,170,569	$4,798,880
Pre-tax Income(b)	(98,612)	174,358	(157,185	)(c)	(510,429)	(591,868)
Net Income(b)	(62,926)	110,753	(105,535)		(326,050)	(383,758)
(a)
During 2011, we recorded impairment charges and fair value adjustments of $103.3 million, $43.8 million, $1,459.0 million and $110.4 million during the first, second, third and fourth quarters, respectively, related to 127 aircraft.

(b)
During 2010, we recorded impairment charges and fair value adjustments of $353.4 million, $61.2 million, $407.4 million and $676.7 million during the first, second, third and fourth quarter, respectively, related to 155 aircraft.

(c)
In the third quarter of 2010, we recorded an out of period adjustment which decreased pretax income by $20.2 million related to prior quarters and years and relating to certain pension costs under a non qualified plan covering certain ILFC employees for the service period of 1996-2010.

Revised:

	Quarter
	First	Second	Third		Fourth	Total
	(Dollars in thousands)
Year Ended December 31, 2011
Total Revenues	$1,168,513	$1,125,532	$1,123,153		$1,109,465	$4,526,663
Pre-tax (Loss) Income(a)	110,676	107,752	(1,336,954)		84,547	(1,033,979)
Net (Loss) Income(a)	69,384	73,780	(879,541)		12,476	(723,901)
Year Ended December 31, 2010
Total Revenues	$1,244,132	$1,172,644	$1,211,535		$1,170,569	$4,798,880
Pre-tax Income(b)	(96,774)	171,487	(231,606	)(c)	(607,743)	(764,636)
Net Income(b)	(61,736)	108,894	(153,736)		(389,090)	(495,668)
(a)
During 2011, we recorded impairment charges and fair value adjustments of $111.1 million, $43.8 million, $1,525.3 million and $57.3 million during the first, second, third and fourth quarter, respectively, related to 130 aircraft.

(b)
During 2010, we recorded impairment charges and fair value adjustments of $348.9 million, $61.2 million, $480.1 million and $773.0 million during the first, second, third and fourth quarter, respectively, related to 159 aircraft.

(c)
In the third quarter of 2010, we recorded an out of period adjustment which decreased pretax income by $20.2 million related to prior quarters and years and relating to certain pension costs under a non qualified plan covering certain ILFC employees for the service period of 1996-2010.